ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2015
ACCOUNTS PAYABLE
ACCOUNTS PAYABLE

9. ACCOUNTS PAYABLE

Accounts payable consist of the following:

	As of December 31,
	2014	2015
Payables for purchase of property and equipment	—	777,961,654
Others	5,487,316	7,936,959

Total	5,487,316	785,898,613